Aggregate Minimum Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
2014	$ 5,967
2015	3,581
2016	1,153
2017	293
2018	124
Thereafter	85
Operating leases, total	$ 11,203